[AXA EQUITABLE LOGO]

DARIN SMITH

Lead Director and

Associate General Counsel

(319) 573-2676

Fax (212) 314-3959

VIA EDGAR

February 7, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	AXA Equitable Life Insurance Company

Registration Statement on Form N-4

Separate Account 206

Registration File No. 333-142455

CIK #0001397940

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Post-Effective Amendment No. 16 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 206 of AXA Equitable.

This Registration Statement relates to the addition of a new investment option, the Guaranteed Investment Option, funded through AXA Equitable’s Separate Account 206.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

We would greatly appreciate the Staff’s effort in providing us with comments by March 10, 2017, or as soon as practicable thereafter. We will then file a Post-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned if you have any questions in connection with this matter.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith